UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	September 30, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,289,440

Form 13F Information Table Value Total:		$242,302,750



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





3M Company
COM
88579Y101
2,294,433
26,461
26,461
N/A
N/A

N/A
26,461
N/A
Abbott Labs
COM
002824100
3,349,994
64,127
64,127
N/A
N/A

N/A
64,127
N/A
Adobe Systems Inc.
COM
00724F101
1,973,384
75,464
75,464
N/A
N/A

N/A
75,464
N/A
Alcoa Inc.
COM
013817101
1,525,896
126,003
126,003
N/A
N/A

N/A
126,003
N/A
Alexion Pharmaceuticals Inc
COM
015351109
757,839
11,775
11,775
N/A
N/A

N/A
11,775
N/A
Allergan Inc.
COM
018490102
1,655,399
24,882
24,882
N/A
N/A

N/A
24,882
N/A
Altria Group Inc.
COM
02209S103
2,675,732
111,396
111,396
N/A
N/A

N/A
111,396
N/A
Amazon.Com Inc
COM
023135106
1,024,817
6,525
6,525
N/A
N/A

N/A
6,525
N/A
American Express Co.
COM
025816109
2,485,864
59,145
59,145
N/A
N/A

N/A
59,145
N/A
Amgen Inc.
COM
031162100
2,699,233
48,979
48,979
N/A
N/A

N/A
48,979
N/A
Apache Corp.
COM
037411105
1,714,808
17,541
17,541
N/A
N/A

N/A
17,541
N/A
Apple Computer Inc.
COM
037833100
7,072,753
24,926
24,926
N/A
N/A

N/A
24,926
N/A
AT&T Inc.
COM
00206R102
4,917,198
171,930
171,930
N/A
N/A

N/A
171,930
N/A
Automatic Data Processing
COM
053015103
962,487
22,900
22,900
N/A
N/A

N/A
22,900
N/A
Baker Hughes Inc.
COM
057224107
2,434,292
57,143
57,143
N/A
N/A

N/A
57,143
N/A
Bank of America Corp.
COM
060505104
3,805,223
290,475
290,475
N/A
N/A

N/A
290,475
N/A
Bank of New York Mellon Corp.
COM
064058100
1,876,134
71,800
71,800
N/A
N/A

N/A
71,800
N/A
Boeing Company
COM
097023105
1,480,448
22,249
22,249
N/A
N/A

N/A
22,249
N/A
Bristol-Myers Squibb
COM
110122108
3,246,097
119,738
119,738
N/A
N/A

N/A
119,738
N/A
Brocade Communications
Systems
COM NEW
111621306
913,088
155,817
155,817
N/A
N/A

N/A
155,817
N/A
Caterpillar Inc.
COM
149123101
1,890,680
24,030
24,030
N/A
N/A

N/A
24,030
N/A
Cerner Corp
COM
156782104
239,372
2,850
2,850
N/A
N/A

N/A
2,850
N/A
ChevronTexaco Corp.
COM
166764100
4,468,043
55,127
55,127
N/A
N/A

N/A
55,127
N/A
Cisco Systems
COM
17275R102
4,075,656
186,103
186,103
N/A
N/A

N/A
186,103
N/A
Citigroup Inc.
COM
172967101
2,861,338
731,800
731,800
N/A
N/A

N/A
731,800
N/A
Coca Cola Co.
COM
191216100
4,256,511
72,736
72,736
N/A
N/A

N/A
72,736
N/A
Colgate Palmolive Co.
COM
194162103
1,506,533
19,601
19,601
N/A
N/A

N/A
19,601
N/A
ConocoPhillips
COM
20825C104
2,585,613
45,022
45,022
N/A
N/A

N/A
45,022
N/A
D R Horton Inc
COM
23331A109
1,242,071
111,697
111,697
N/A
N/A

N/A
111,697
N/A
Deere & Co.
COM
244199105
2,284,527
32,739
32,739
N/A
N/A

N/A
32,739
N/A
Dominion Resources Inc.
COM
25746U109
1,852,843
42,438
42,438
N/A
N/A

N/A
42,438
N/A
Du Pont (EI) De Nemours
COM
263534109
2,935,461
65,788
65,788
N/A
N/A

N/A
65,788
N/A
Ecolab Inc.
COM
278865100
592,390
11,675
11,675
N/A
N/A

N/A
11,675
N/A
Edison International
COM
281020107
1,492,939
43,412
43,412
N/A
N/A

N/A
43,412
N/A
EMC Corp.
COM
268648102
2,259,284
111,240
111,240
N/A
N/A

N/A
111,240
N/A
Exxon Mobil Corp.
COM
30231G102
6,864,313
111,091
111,091
N/A
N/A

N/A
111,091
N/A
Ford Motor Co.
COM PAR $0.01
345370860
2,161,278
176,575
176,575
N/A
N/A

N/A
176,575
N/A
Franklin Resources
COM
354613101
2,759,517
25,814
25,814
N/A
N/A

N/A
25,814
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
2,383,491
27,913
27,913
N/A
N/A

N/A
27,913
N/A
General Electric
COM
369604103
5,237,538
322,310
322,310
N/A
N/A

N/A
322,310
N/A
Genzyme General
COM
372917104
1,272,521
17,976
17,976
N/A
N/A

N/A
17,976
N/A
Gilead Sciences Inc.
COM
375558103
1,119,044
31,425
31,425
N/A
N/A

N/A
31,425
N/A
Goldman Sachs Group Inc.
COM
38141G104
2,634,971
18,225
18,225
N/A
N/A

N/A
18,225
N/A
Google Inc.
CL A
38259P508
3,706,820
7,050
7,050
N/A
N/A

N/A
7,050
N/A
Halliburton Co.
COM
406216101
1,856,517
56,139
56,139
N/A
N/A

N/A
56,139
N/A
Heinz (H.J.) Co.
COM
423074103
2,186,126
46,150
46,150
N/A
N/A

N/A
46,150
N/A
Hewlett-Packard
COM
428236103
3,809,312
90,547
90,547
N/A
N/A

N/A
90,547
N/A
Home Depot
COM
437076102
2,442,275
77,092
77,092
N/A
N/A

N/A
77,092
N/A
Honeywell International
COM
438516106
2,762,728
62,875
62,875
N/A
N/A

N/A
62,875
N/A
Intel Corp.
COM
458140100
4,204,992
219,010
219,010
N/A
N/A

N/A
219,010
N/A
International Business Machines
COM
459200101
3,965,447
29,562
29,562
N/A
N/A

N/A
29,562
N/A
J C Penney Co.
COM
708160106
1,358,321
49,975
49,975
N/A
N/A

N/A
49,975
N/A
Johnson & Johnson
COM
478160104
4,435,159
71,581
71,581
N/A
N/A

N/A
71,581
N/A
JP Morgan Chase & Company
COM
46625H100
4,917,466
129,203
129,203
N/A
N/A

N/A
129,203
N/A
Kellogg Company
COM
487836108
1,466,962
29,043
29,043
N/A
N/A

N/A
29,043
N/A
Kohls Corp.
COM
500255104
1,916,235
36,375
36,375
N/A
N/A

N/A
36,375
N/A
Lockheed Martin Inc.
COM
539830109
1,854,706
26,020
26,020
N/A
N/A

N/A
26,020
N/A
Lowe's Companies
COM
548661107
634,151
28,450
28,450
N/A
N/A

N/A
28,450
N/A
Marathon Oil Company
COM
565849106
1,348,362
40,736
40,736
N/A
N/A

N/A
40,736
N/A
McDonald's Corp.
COM
580135101
4,103,042
55,067
55,067
N/A
N/A

N/A
55,067
N/A
Medco Health Solutions Inc.
COM
58405U102
1,196,079
22,975
22,975
N/A
N/A

N/A
22,975
N/A
Medtronic Inc.
COM
585055106
2,204,191
65,640
65,640
N/A
N/A

N/A
65,640
N/A
MetLife Inc.
COM
59156R108
2,959,689
76,975
76,975
N/A
N/A

N/A
76,975
N/A
Microsoft Corp.
COM
594918104
6,339,800
258,873
258,873
N/A
N/A

N/A
258,873
N/A
Morgan Stanley
COM NEW
617446448
1,981,162
80,274
80,274
N/A
N/A

N/A
80,274
N/A
Murphy Oil Corp
COM
626717102
834,372
13,475
13,475
N/A
N/A

N/A
13,475
N/A
NextEra Energy Inc.
COM
65339F101
651,320
11,975
11,975
N/A
N/A

N/A
11,975
N/A
Nike Inc.
CL B
654106103
749,309
9,350
9,350
N/A
N/A

N/A
9,350
N/A
Occidental Petroluem Corp.
COM
674599105
716,445
9,150
9,150
N/A
N/A

N/A
9,150
N/A
Oracle Corp.
COM
68389X105
3,900,231
145,260
145,260
N/A
N/A

N/A
145,260
N/A
PepsiCo Inc.
COM
713448108
4,070,114
61,260
61,260
N/A
N/A

N/A
61,260
N/A
Pfizer Inc.
COM
717081103
4,220,710
245,818
245,818
N/A
N/A

N/A
245,818
N/A
PG&E Corp.
COM
69331C108
1,269,126
27,942
27,942
N/A
N/A

N/A
27,942
N/A
Procter & Gamble
COM
742718109
5,618,289
93,685
93,685
N/A
N/A

N/A
93,685
N/A
Prudential Financial Inc.
COM
744320102
2,539,742
46,876
46,876
N/A
N/A

N/A
46,876
N/A
Public Service Enterprise Group
COM
744573106
591,305
17,875
17,875
N/A
N/A

N/A
17,875
N/A
Qualcomm Inc.
COM
747525103
3,996,262
88,550
88,550
N/A
N/A

N/A
88,550
N/A
Raytheon Company
COM NEW
755111507
1,363,941
29,839
29,839
N/A
N/A

N/A
29,839
N/A
Schlumberger Ltd.
COM
806857108
2,711,333
44,008
44,008
N/A
N/A

N/A
44,008
N/A
Schwab (Charles) Corp.
COM
808513105
663,725
47,750
47,750
N/A
N/A

N/A
47,750
N/A
Southern Co.
COM
842587107
1,950,333
52,372
52,372
N/A
N/A

N/A
52,372
N/A
Sysco Corp.
COM
871829107
732,964
25,700
25,700
N/A
N/A

N/A
25,700
N/A
Target Corp.
COM
87612E106
2,834,832
53,047
53,047
N/A
N/A

N/A
53,047
N/A
The Travelers Companies Inc.
COM
89417E109
820,575
15,750
15,750
N/A
N/A

N/A
15,750
N/A
Time Warner Cable Inc
COM
88732J207
1,602,153
29,675
29,675
N/A
N/A

N/A
29,675
N/A
United Health Group Inc.
COM
91324P102
2,288,294
65,175
65,175
N/A
N/A

N/A
65,175
N/A
United Parcel Service Class B
CL B
911312106
3,527,901
52,900
52,900
N/A
N/A

N/A
52,900
N/A
United Technologies Corp.
COM
913017109
3,415,051
47,944
47,944
N/A
N/A

N/A
47,944
N/A
Unum Group
COM
91529Y106
1,033,165
46,644
46,644
N/A
N/A

N/A
46,644
N/A
US Bancorp Inc.
COM NEW
902973304
1,654,146
76,510
76,510
N/A
N/A

N/A
76,510
N/A
Valero Energy
COM
91913Y100
868,373
49,593
49,593
N/A
N/A

N/A
49,593
N/A
Verizon Communications
COM
92343V104
3,454,507
105,999
105,999
N/A
N/A

N/A
105,999
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
394,375
11,408
11,408
N/A
N/A

N/A
11,408
N/A
Viacom Inc. Class B
CL B
92553P201
2,147,261
59,333
59,333
N/A
N/A

N/A
59,333
N/A
Walgreen Co.
COM
931422109
758,775
22,650
22,650
N/A
N/A

N/A
22,650
N/A
Wal-Mart Stores
COM
931142103
3,718,463
69,478
69,478
N/A
N/A

N/A
69,478
N/A
Walt Disney Co.
COM DISNEY
254687106
2,944,940
88,971
88,971
N/A
N/A

N/A
88,971
N/A
Wells Fargo & Company
COM
949746101
3,661,741
145,828
145,828
N/A
N/A

N/A
145,828
N/A
Zimmer Holdings Inc.
COM
98956P102
1,108,088
21,175
21,175
N/A
N/A

N/A
21,175
N/A



242,302,750
7,289,440
7,289,440




7,289,440